ASHMORE FUNDS

Supplement Dated March 23, 2012 to the

Statutory Prospectus for Institutional Class Shares of

Ashmore Funds (the “Trust”)

Dated February 29, 2012

Disclosure Related to Ashmore Emerging Markets Sovereign Debt Fund

Within the Trust’s Prospectus for Institutional Class Shares, the section on page 31 entitled “Summary Information About the Funds—Ashmore Emerging Markets Sovereign Debt Fund—Fees and Expenses of the Fund” is hereby amended and restated in its entirety as follows:

Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold Institutional Class Shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Redemption Fee	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.90%
Distribution and/or Service (12b-1) Fees	None
Other Expenses(1)	2.07%
Acquired Fund Fees and Expenses	0.00%

Total Annual Fund Operating Expenses	2.97%
Fee Waiver and/or Expense Reimbursement(2)	(2.05)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.92%

(1)	Other Expenses have been restated to exclude non-recurring organization and offering expenses incurred during the fiscal year ended October 31, 2011.
(2)	Ashmore Investment Management Limited (the “Investment Manager”) has contractually agreed to waive its fees or reimburse the Fund for other expenses to the extent that Total Annual Fund Operating Expenses (other than Acquired Fund Fees and Expenses, interest expense, taxes, extraordinary expenses and certain credits and offset arrangements) for the Fund’s Institutional Class Shares exceed 0.92% of the Fund’s average daily net assets attributable to the share class. The expense limitation arrangement may be terminated before February 28, 2013 only by the Board of Trustees. Under the Expense Limitation Agreement, the Investment Manager may recoup any amounts waived or reimbursed during the previous three fiscal years, provided total expenses, including such recoupment, do not exceed the applicable annual expense limit.

Disclosure Related to Ashmore Emerging Markets Total Return Fund

Within the Trust’s Prospectus for Institutional Class Shares, the section on page 37 entitled “Summary Information About the Funds—Ashmore Emerging Markets Total Return Fund—Fees and Expenses of the Fund” is hereby amended and restated in its entirety as follows:

Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold Institutional Class Shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Redemption Fee	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	None
Other Expenses(1)	0.49%
Acquired Fund Fees and Expenses	0.00%

Total Annual Fund Operating Expenses	1.49%
Fee Waiver and/or Expense Reimbursement(2)	(0.47)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.02%

(1)	Other Expenses have been restated to exclude non-recurring organization and offering expenses incurred during the fiscal year ended October 31, 2011.
(2)	Ashmore Investment Management Limited (the “Investment Manager”) has contractually agreed to waive its fees or reimburse the Fund for other expenses to the extent that Total Annual Fund Operating Expenses (other than Acquired Fund Fees and Expenses, interest expense, taxes, extraordinary expenses and certain credits and offset arrangements) for the Fund’s Institutional Class Shares exceed 1.02% of the Fund’s average daily net assets attributable to the share class. The expense limitation arrangement may be terminated before February 28, 2013 only by the Board of Trustees. Under the Expense Limitation Agreement, the Investment Manager may recoup any amounts waived or reimbursed during the previous three fiscal years, provided total expenses, including such recoupment, do not exceed the applicable annual expense limit.